UNITED STATES
		  	SECURITIES AND EXCHANGE COMMISSION

			   Washington,  D.C.     20549


				         FORM N-Q

	        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
              REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-03324
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                        The Guardian Cash Fund, Inc.
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                (Exact name of registrant as specified in charter)


                      7 Hanover Square New York, N.Y. 10004
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              (Address of principal executive offices)   (Zip code)


     John H. Walter                        Thomas G. Sorell
     The Guardian Cash Fund, Inc.          The Guardian Cash Fund, Inc.
     7 Hanover Square                      7 Hanover Square
     New York, N.Y. 10004                  New York, N.Y. 10004

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		    (Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
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 		Date of reporting period:  September 30, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.

The Guardian Cash Fund

 Schedule of Investments

September 30, 2006 (Unaudited)

Principal                                              Value
Amount
- --- -- -- -- -- -- -- -- -- -- -- -- -- -- --- -- -- -- --
Corporate Bonds - 13.1%
Capital Markets - 4.5%
$       500,000 Goldman Sachs Group LP         $      500,678
                7.20% due 11/1/2006
      5,000,000 J.P. Morgan Chase                   5,022,639
                6.875% due 1/15/2007
      5,000,000 Morgan Stanley                      5,008,197
                5.80% due 4/1/2007

                                                   10,531,514

Computers and Peripherals - 2.1%
      5,000,000 IBM Corp.                           4,999,991
                4.875% due 10/1/2006

Conglomerates - 1.7%
      4,007,000 General Electric Capital Corp.      4,003,203
                5.00% due 2/15/2007

Financial - 0.6%
      1,250,000 Lehman Brothers Hldgs., Inc.        1,274,024
                8.25% due 6/15/2007

Financial-Banks - 2.1%
      5,000,000 Bank of America Corp.               5,000,000
                5.36% due 8/1/2007(1)

Oil, Gas and Consumable Fuels - 2.1%
      5,000,000 Conoco Funding. Co.                 5,001,099
                5.45% due 10/15/2006

                Total Corporate Bonds              30,809,831
                (Cost $30,809,831)

Certificates of Deposit - 4.2%
      5,000,000 Societe Generale NA                 5,000,000
                5.31% due 12/8/2006
      5,000,000 Wells Fargo Bank NA                 5,000,000
                5.27% due 11/20/2006(1)

                Total Certificates of Deposit      10,000,000
                (Cost $10,000,000)

U.S. Government Security - 2.1%
U.S. Government Agency Security - 2.1%
      5,000,000 FHLB                                5,000,000
                5.00% due 2/9/2007
                (Cost $5,000,000)

Commercial Paper - 57.4%
ASSET BACKED - 6.4%
      5,000,000 Barton Capital LLC(2)               4,981,771
                5.25% due 10/25/2006
      5,000,000 Govco, Inc.(2)                      4,982,500
                5.25% due 10/24/2006
      5,000,000 Surrey Funding Corp.(2)             4,991,033
                5.38% due 10/12/2006

                TOTAL ASSET BACKED                 14,955,304

FINANCIAL - 10.6%
Financial-Banks - 2.1%
      5,000,000 UBS Finance LLC                     4,992,695
                5.26% due 10/10/2006

Principal                                              Value
Amount
- --- -- -- -- -- -- -- -- -- -- -- -- -- -- --- -- -- -- --
Finance Companies - 2.1%
$     5,000,000 Citigroup Funding, Inc.        $    4,986,600
                5.36% due 10/18/2006

Financial-Other - 6.4%
      5,000,000 American General Fin., Inc.         4,921,100
                5.26% due 1/16/2007
      5,000,000 Bear Stearns Co.,  Inc.             4,992,653
                5.29% due 10/10/2006
      5,000,000 Countrywide Fin. Corp.              4,995,608
                5.27% due 10/6/2006

                                                   14,909,361

                TOTAL FINANCIAL                    24,888,656

INDUSTRIAL - 40.4%
Agricultural - 2.2%
      5,000,000 Cargill, Inc.(2)                    4,998,517
                5.34% due 10/2/2006

Automotive - 6.4%
      5,000,000 American Honda Fin. Corp.           4,981,114
                5.23% due 10/26/2006
      5,000,000 BMW US Capital LLC                  4,996,382
                5.21% due 10/5/2006
      5,000,000 Toyota Motor Credit Corp.           4,996,361
                5.24% due 10/5/2006

                                                   14,973,857

Chemicals - 2.3%
      5,350,000 Air Products & Chemicals, Inc.      5,342,243
                5.22% due 10/10/2006

Computer Systems - 2.1%
      5,000,000 Dell, Inc.                          4,978,250
                5.22% due 10/30/2006

Electronics and Instruments - 2.1%
      5,000,000 Sharp Electronics Corp.             4,998,544
                5.24% due 10/2/2006

Food and Beverage - 2.1%
      5,000,000 Coca-Cola Enterprises, Inc.         4,990,575
                5.22% due 10/13/2006

Food Products - 2.1%
      5,000,000 Nestle Capital Corp.                4,997,825
                5.22% due 10/3/2006

Machinery and Equipment - 2.1%
      5,000,000 Caterpillar, Inc.                   4,990,340
                5.35% due 10/13/2006

Metals and Mining - 2.1%
      5,000,000 Alcoa, Inc.                         4,987,581
                5.26% due 10/17/2006

Metals-Miscellaneous - 2.1%
      5,000,000 Rio Tinto Ltd.                      4,998,536
                5.27% due 10/2/2006

Multiline Retail - 2.1%
      5,000,000 Target Corp.                        4,998,514
                5.35% due 10/2/2006

Principal                                              Value
Amount
- --- -- -- -- -- -- -- -- -- -- -- -- -- -- --- -- -- -- --
Oil and Gas Services - 2.1%
$     5,000,000 Koch Resources LLC.(2)         $    4,995,633
                5.24% due 10/6/2006

Personal Products - 2.1%
      5,000,000 L'Oreal USA, Inc.                   4,987,604
                5.25% due 10/17/2006

Pharmaceuticals - 2.1%
      5,000,000 Alcon Capital Corp.                 4,986,225
                5.22% due 10/19/2006

Transportation Services - 2.1%
      5,000,000 Netjets, Inc.                       4,992,764
                5.21% due 10/10/2006

Utilities-Electric and Water - 4.3%
      5,000,000 National Rural Utilities Coop. Fin  4,981,041
                5.25% due 10/26/2006
      5,000,000 Southern Co.                        4,992,010
                5.23% due 10/11/2006

                                                    9,973,051

                TOTAL INDUSTRIAL                   95,190,059

                Total Commercial Paper            135,034,019
                (Cost $135,034,019)

Taxable Municipal Securities - 21.1%
California - 1.8%
      2,195,000 California Housing Fin. Agency      2,195,000
                5.39% due 2/1/2041(1)
      2,000,000 Sacramento Cnty., CA                2,000,000
                5.39% due 7/1/2020(1)

                                                    4,195,000

Colorado - 3.8%
      9,035,000 Colorado Housing & Fin. Auth.       9,035,000
                5.39% due 11/01/2013 - 11/01/2033(1)

Connecticut - 1.0%
      2,500,000 Connecticut St. Housing & Fin. Aut  2,500,000
                5.27% due 5/15/2032(1)

Michigan - 1.7%
      3,950,000 Michigan St. Housing Dev. Auth.     3,950,000
                5.39% due 6/1/2030(1)

New York - 9.4%
     11,940,000 New York City Trans.               11,940,000
                5.39% due 5/1/2030(1)
      5,100,000 New York St. Dormitory Auth. Rev.   5,100,000
                5.33% due 12/15/2014(1)
      5,000,000 Port Auth. of New York & New Jerse  5,002,010
                5.50% due 8/15/2007

                                                   22,042,010

Principal                                              Value
Amount
- --- -- -- -- -- -- -- -- -- -- -- -- -- -- --- -- -- -- --
Utah - 3.4%
$     1,655,000 Utah Housing Corp. Single Famil$    1,655,000
                5.39% due 1/1/2033(1)
      2,405,000 Utah Housing Corp. Single Family S  2,405,000
                5.39% due 1/1/2033(1)
      2,190,000 Utah St. Housing Fin. Agency Ser.   2,190,000
                5.39% due 1/1/2032(1)
      1,675,000 Utah St. Housing Fin. Agency Ser.   1,675,000
                5.39% due 7/1/2032(1)

                                                    7,925,000

                Total Taxable Municipal Securities 49,647,010
                (Cost $49,647,010)

Repurchase Agreement - 0.3%
        769,000 State Street Bank and Trust Co.       769,000
                repurchase agreement,
                dated 9/29/06, maturity
                value $769,326 at
                5.08%, due 10/2/06(3)
                (Cost $769,000)

Total Investments - 98.2%                         231,259,860
(Cost $231,259,860)
Cash, Receivables, and Other Assets Less Liabiliti  4,183,668

Net Assets - 100%                              $  235,443,528


(1)  Floating rate note.  The rate shown is the rate in effect at 9/30/2006.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 9/30/2006, the aggregate market value of these securities amounted to $24,949,454 representing 10.6% of net assets which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
(3) The repurchase agreement is fully collateralized by $815,000 in U.S. Government Agency, 5.00%, due 6/29/2007, with a value of $784,438.


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

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
      rule 30a-3(d) under the 1940 Act)   that occurred during the
      registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Cash Fund, Inc





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Guardian Cash Fund, Inc.


Date:     October 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Guardian Cash Fund, Inc.


Date:    October 30, 2006





By:   /s/ John H. Walter
           --------------------------------
           John H. Walter
           Vice President and Treasurer of
           The Guardian Cash Fund, Inc.


Date:    October 30, 2006